Label	Element	Value
Document And Entity Information Elements	ccmt_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	CENTURY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001093439
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ccmt
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2013
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013